Derivative Instruments (Tables)	12 Months Ended
Dec. 31, 2013
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Fair Value Of Derivative Instruments	The following table summarizes the fair value of these derivative instruments (in thousands):

	2013	2012
Fair Value:
Other Assets	$3,538	$14,012
Other Liabilities	3,538	14,012

Change In Fair Value Of Derivative Instruments
The following table summarizes the change in fair value of these derivative instruments (in thousands):

	Year Ended December 31,
	2013	2012	2011
Change in Fair Value:
Other income - derivative asset	$(10,148)	$1,921	$8,241
Other income - derivative liability	10,148	(1,921)	(8,241)

Offsetting Assets
Information about financial instruments that are eligible for offset in the consolidated balance sheet as of December 31, 2013 is presented in the following tables (in thousands):

Gross Amounts
Not Offset in the Statement
of Financial Position
Total
of Gross
Amounts
Not Offset in
the Statement
of Financial
Position
				Netting		Including
		Gross	Net Amounts	Adjustment		Applicable
		Amounts	of Assets	per		Netting
	Gross	Offset in the	presented in	Applicable		Agreement
	Amounts of	Statement of	the Statement	Master	Fair Value	and Fair
	Recognized	Financial	of Financial	Netting	of Financial	Value of
Description	Assets	Position	Position	Arrangements	Collateral	Collateral	Net Amount
	(a)	(b)	(c)=(a)-(b)			(d)	(c)-(d)
Derivative assets:
Interest rate swap agreements	$3,538	$—	$3,538	$—	$3,538	$3,538	$—

Offsetting Liabilities

Gross Amounts
Not Offset in the Statement
of Financial Position
Total
of Gross
Amounts
Not Offset in
the Statement
of Financial
Position
				Netting		Including
		Gross	Net Amounts	Adjustment		Applicable
		Amounts	of Liabilities	per		Netting
	Gross	Offset in the	presented in	Applicable		Agreement
	Amounts of	Statement of	the Statement	Master	Fair Value	and Fair
	Recognized	Financial	of Financial	Netting	of Financial	Value of
Description	Liabilities	Position	Position	Arrangements	Collateral	Collateral	Net Amount
	(a)	(b)	(c)=(a)-(b)			(d)	(c)-(d)
Derivative liabilities:
Interest rate swap agreements	$3,538	$—	$3,538	$—	$11,376	$11,376	$—